Cover	Jun. 11, 2022
Cover [Abstract]
Entity Registrant Name	Agentix Corp.
Entity Central Index Key	0001603345
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 11, 2022
Entity Incorporation State Country Code	NV
Entity File Number	000-55383
Entity Tax Identification Number	46-2876282
Entity Address Address Line 1	32932 Pacific Coast Highway
Entity Address Address Line 2	#14-254
Entity Address City Or Town	Dana Point
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92629
City Area Code	321
Local Phone Number	229-2014
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false